RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)		12 Months Ended
	Jun. 06, 2009	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Non executive directors fees		$ 2,020,000	$ 1,238,000	$ 1,261,000
Share-based compensation benefits		626,000	542,000
Share-based payments (net of capitalized amounts)		792,000	758,000	$ 1,369,000
Remaining amount of loan		1,042,000	1,042,000		$ 1,000
Patent dividend scheme amount		3,863,000	3,863,000
Darnick Company [Member]
Disclosure of transactions between related parties [line items]
Repayments of borrowings		177,000
Payments for CEO Services			1,231,000
Increase in settlement amount due to depreciation		$ 1,316,000
Mr. O'Caoimh [Member]
Disclosure of transactions between related parties [line items]
Maturity date		2026
Annual rent payable		$ 961,000
Annual rent payable for ware house		176,000
Mr. O'Caoimh [Member] | Additional Space [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable		20,000
Mr. O'Caoimh [Member] | Euro [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable		787,000
Annual rent payable for ware house		$ 144,000
JRJ [Member]
Disclosure of transactions between related parties [line items]
Term of lease		25 Years
Annual rent payable		$ 466,000
JRJ [Member] | Euro [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable		$ 381,000
Mr. O'Caoimh and Dr Walsh [Member]
Disclosure of transactions between related parties [line items]
Maturity date		2028
Darnick Company [Member]
Disclosure of transactions between related parties [line items]
Contribution for tax audit settlement			1,231,000
Repayments of borrowings		$ 177,000
Increase in settlement amount due to depreciation		1,316,000
Director [Member]
Disclosure of transactions between related parties [line items]
Non executive directors fees		162,000	225,000
Share-based compensation benefits		51,000	82,000
Share-based payments (net of capitalized amounts)			35,000
Rayville Limited [Member]
Disclosure of transactions between related parties [line items]
Payment of dividend	$ 2,830,000
Compensation expense	$ 1,788,000
Repayments of borrowings			$ 159,000